UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amended [   ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lyon, Stubbs & Tompkins, Inc.
Address:    345 Park Avenue
            23rd floor
            New York, NY 10154

13F File Number:  801-20821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Patricia M. Gibson
Title:            Vice President
Phone:            212-838-0300



Signature, Place, and Date of Signing:

    \s\ Patricia M. Gibson          New York, NY         May 11, 1999

Report Type (Check only one.):

[ X ]       13F HOLDING REPORT

[   ]       13F NOTICE

[   ]       13F COMBINATION REPORT

Confidential position has been omitted and filed separately with the Commission

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Mangers:    None

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value Total: 575,032



List of Other Included Managers:

 No.    13F File Number    Name

None

Lyon, Stubbs & Tompkins, Inc.
                                                              FORM 13F
                                                            June 30, 1999
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORP.                  COM              001957109    16954   303764 SH       Sole                            303764
ABBOTT LABORATORIES            COM              002824100     1298    28616 SH       Sole                             28616
ALLIANCE CAPITAL MANAGEMENT    COM              018548107      210     6500 SH       Sole                              6500
ALLIED SIGNAL, INC             COM              019512102      661    10500 SH       Sole                             10500
AMERICA ONLINE, INC.           COM              02364J104    30403   276387 SH       Sole                            276387
AMERICAN EXPRESS CO            COM              025816109      390     3000 SH       Sole                              3000
AMERICAN HOME PRODUCTS CORP.   COM              026609107     4261    74266 SH       Sole                             74266
AMERICAN INTERNAT'L GROUP INC  COM              026874107    13446   114680 SH       Sole                            114680
ATLANTIC RICHFIELD CO          COM              048825103     1220    14602 SH       Sole                             14602
BANK OF NEW YORK INC           COM              064057102      339     9236 SH       Sole                              9236
BELL ATLANTIC CORP             COM              077853109      271     4152 SH       Sole                              4152
BESTFOODS                      COM              08658U101     1000    20200 SH       Sole                             20200
BOSTON SCIENTIFIC CORPORATION  COM              101137107      286     6500 SH       Sole                              6500
BP AMOCO PLC - SPONSORED ADR   COM              055622104     2033    18737 SH       Sole                             18737
BRISTOL MYERS SQUIBB CO.       COM              110122108     1471    20880 SH       Sole                             20880
CARNIVAL CORP. - CL A          COM              143658102    17676   364460 SH       Sole                            364460
                                                                 5      100 SH       Defined                            100
CHEVRON CORP                   COM              166751107     1116    11740 SH       Sole                             11740
CHUBB CORP                     COM              171232101     1348    19400 SH       Sole                             19400
CINAR CORP. -CL B SUB VTG      COM              171905300    14856   606383 SH       Sole                            606383
                                                                12      500 SH       Defined                            500
CIRCUIT CITY STORES            COM              172737108    10746   115550 SH       Sole                            115550
CISCO SYSTEMS, INC.            COM              17275R102    40725   632014 SH       Sole                            632014
COCA COLA CO                   COM              191216100     1329    21441 SH       Sole                             21441
COUNTRY WIDE CREDIT            COM              222372104      321     7500 SH       Sole                              7500
COVAD COMMUNICATIONS GROUP     COM              222814204     2799    52500 SH       Sole                             52500
DII GROUP, INC.                COM              232949107     2307    61817 SH       Sole                             61817
DOVER CORPORATION              COM              260003108      994    28400 SH       Sole                             28400
DU PONT (E.I.) NEMOURS & CO    COM              263534109      995    14570 SH       Sole                             14570
ELIZABETHTOWN CORP             COM              269242103      562    12280 SH       Sole                             12280
EXXON CORP                     COM              302290101     6374    82645 SH       Sole                             82645
FEDERAL NATIONAL MORTGAGE ASSN COM              313586109    16332   239300 SH       Sole                            239300
FORD MOTOR COMPANY             COM              345370100    22106   391688 SH       Sole                            391688
GENERAL ELECTRIC CO            COM              369604103    21216   187749 SH       Sole                            187749
GENERAL MOTORS - CLASS H       COM              370442832     9683   171950 SH       Sole                            171950
GILLETTE CO                    COM              375766102      467    11400 SH       Sole                             11400
GTE CORPORATION                COM              362320103      220     2916 SH       Sole                              2916
HEWLETT PACKARD CO             COM              428236103      644     6412 SH       Sole                              6412
HUBBELL INC                    COM              443510201      443     9761 SH       Sole                              9761
ILLINOIS TOOL WORKS, INC.      COM              452308109      415     5072 SH       Sole                              5072
IMMUNEX CORPORATION            COM              452528102     1517    11900 SH       Sole                             11900
INTEL CORPORATION              COM              458140100    20360   342180 SH       Sole                            342180
INTERNATIONAL BUSINESS MACHINE COM              459200101      310     2400 SH       Sole                              2400
JOHNSON & JOHNSON              COM              478160104      337     3438 SH       Sole                              3438
KANSAS CITY SOUTHERN INDS.     COM              485170104      412     6450 SH       Sole                              6450
KINDER MORGAN ENERGY PARTNERS, COM              494550106    10523   284408 SH       Sole                            284408
LEE ENTERPRISES INC            COM              523768109      251     8226 SH       Sole                              8226
LESCO INC                      COM              526872106     1926   100700 SH       Sole                            100700
LILLY, ELI & CO                COM              532457108    10588   147825 SH       Sole                            147825
LINEAR TECHNOLOGY CORP.        COM              535678106      619     9200 SH       Sole                              9200
MAGNA INTERNATIONAL INC.       COM              559222401      657    11575 SH       Sole                             11575
MCI WORLDCOM, INC.             COM              55268B106    29670   344750 SH       Sole                            344750
                                                                13      150 SH       Defined                            150
MEDIAONE GROUP                 COM              58440J104    24990   336000 SH       Sole                            336000
MEDTRONIC INC.                 COM              585055106      367     4717 SH       Sole                              4717
MERCK & CO INC                 COM              589331107    19602   266235 SH       Sole                            266235
MICROSOFT CORP.                COM              594918104    26522   294072 SH       Sole                            294072
MOBIL CORP COM                 COM              607059102     1583    16034 SH       Sole                             16034
MORGAN J P & CO INC            COM              616880100      548     3900 SH       Sole                              3900
NEW YORK REGIONAL RAIL CORP.   COM              649768108        8    10200 SH       Sole                             10200
NUCOR CORP                     COM              670346105      342     7200 SH       Sole                              7200
OLD KENT FINANCIAL CORPORATION COM              679833103      335     8000 SH       Sole                              8000
PE CORP-PE BIOSYSTEMS GROUP    COM              69332S102     6469    56375 SH       Sole                             56375
PE CORP. - CELERA GENOMICS GRO COM              69332S201      456    28187 SH       Sole                             28187
PEPSICO INC                    COM              713448108      282     7300 SH       Sole                              7300
PFIZER INC                     COM              717081103    25343   232502 SH       Sole                            232502
PHILIP MORRIS COMPANIES INC    COM              718154107      770    19150 SH       Sole                             19150
PMC COMMERCIAL TRUST-SBI       COM              693434102      162    11500 SH       Sole                             11500
PROCTER & GAMBLE CO            COM              742718109     1685    18876 SH       Sole                             18876
PSR MANAGEMENT INC.            COM              693642100        0    13500 SH       Sole                             13500
ROYAL DUTCH PETE CO            COM              780257705     1461    24250 SH       Sole                             24250
SARA LEE CORP                  COM              803111103      284    12496 SH       Sole                             12496
SBC COMMUNICATIONS, INC.       COM              78387G103      211     3638 SH       Sole                              3638
SCHERING PLOUGH CORP           COM              806605101      227     4320 SH       Sole                              4320
SIGMA ALDRICH CORP             COM              826552101      200     5810 SH       Sole                              5810
SOLECTRON CORPORATION          COM              834182107     7652   114750 SH       Sole                            114750
TEPPCO PARTNERS                COM              872384102     3379   136200 SH       Sole                            136200
TRIBUNE COMPANY                COM              896047107    12461   143025 SH       Sole                            143025
TYCO INTERNATIONAL LTD.        COM              902124106      782     8257 SH       Sole                              8257
UNITED TECHNOLOGIES            COM              913017109      547     7600 SH       Sole                              7600
WAL-MART STORES                COM              931142103     1571    32550 SH       Sole                             32550
WALT DISNEY COMPANY            COM              254687106     1860    60378 SH       Sole                             60378
WEIS MARKETS INC.              COM              948849104      325     8300 SH       Sole                              8300
XEROX CORP.                    COM              984121103      396     6700 SH       Sole                              6700
YAHOO! INC.                    COM              984332106      227     1320 SH       Sole                              1320
Morgan St. WCOM Reset Perqs 6%                  617446257     3303   367000 SH       Sole                            367000
DOVER CORPORATION                               260003108    98074  2802116 SH       Sole                           2802116
BANK OF AMERICA CORP.                           060505104      981    13387 SH       Sole                             13387
ALL AMERICAN TERM TRUST, INC.                   016440109     1186    97350 SH       Sole                             97350
CONSECO FIN TRUST - SERIES F   PRD              208464602     1234    30700 SH       Sole                             30700
MORGAN STANLEY DW CAP. TRUST I PRD              553538208     1566    64575 SH       Sole                             64575
FIRST FUNDS INTERMEDIATE BOND                   320305717      25225811.100 SH       Sole                         25811.100
FIRST FUNDS TENNESSEE TAX FREE                  320305840      11711600.415 SH       Sole                         11600.415
JANUS FUND                                      471023101      88722055.255 SH       Sole                         22055.255
KAUFMAN FUND, INC.                              486250103       7312888.685 SH       Sole                         12888.685
NEUBERGER & BERMAN PARTNERS' E                  641224407      50617545.440 SH       Sole                         17545.440
VANGUARD HI-YIELD CORPORATE BO                  922031208      68890649.677 SH       Sole                         90649.677
REPORT SUMMARY                 97 DATA RECORDS              575032            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED